Document and Entity Information	Sep. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2021
Entity Registrant Name	JANEL CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	333-60608
Entity Tax Identification Number	86-1005291
Entity Address, Address Line One	80 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	373-5895
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001133062